S000002879 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.11%	7.04%	11.12%
Class III
Prospectus [Line Items]
Average Annual Return, Percent	10.87%	6.77%	10.85%